Organization and Description of Business (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2018
Restatements
Accumulated deficit	$ (11,630,660)	$ (14,822,302)	$ (11,049,499)
Working capital deficit	$ (1,277,884)	$ (1,686,400)
Incorporation date	Nov. 14, 2006
State of country of incorporation	Nevada